Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Cost of Revenue
	Year Ended December 31,
	2020	2019

Materials used	$4,726	$4,821
Employees’ salaries and related expenses	1,251	1,163
Depreciation and amortization	870	648
Shipping and deliveries	487	595
Factory and other expenses	588	854

	$7,922	$8,081